Change in Carrying Amount of Mandatorily Redeemable Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 0	$ 0	$ 0
Reclassification from redeemable non-controlling interests	350,826	0	0
Interest expenses	36,990	0	0
Ending balance	$ 387,816	$ 0	$ 0